Note E - Accumulated Other Comprehensive Income (Loss) - Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | Cost of Sales [Member]
Settlement loss	[1]	$ 2,584		$ 2,756
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Recognized actuarial loss (a)	[2]	1,581	$ 483	1,357
Total before income tax		5,364	483	5,526
Income tax		(1,749)	(177)	(2,006)
Net of income tax		3,615	$ 306	3,520
Reclassification out of Accumulated Other Comprehensive Income [Member] | AOCI Attributable to Parent [Member] | General and Administrative Expense [Member]
Settlement loss	[3]	1,199		1,413
Total before income tax		(37,266)	$ (53,734)	(44,277)
Income tax		$ 12,157	$ 17,593	$ 14,173

[1]	This portion of the settlement loss is included in cost of products sold in the Consolidated Statements of Income.
[2]	The recognized actuarial loss is included in the computation of net periodic benefit cost. See Note G for additional details.
[3]	This portion of the settlement loss is included in selling, general and administrative expenses in the Consolidated Statements of Income.